Other (expense) / income, net - Schedule of Summary of Other Income, Net (Parenthetical) (Details)	6 Months Ended
Jun. 30, 2026 $ / shares
Other Income and Expenses [Abstract]
Exercise Price of Warrants	$ 138
Exercisable date	Aug. 21, 2021
Warrants expire date	Mar. 31, 2026